Main items related to operating activities	12 Months Ended
Dec. 31, 2022
Main items related to operating activities
Main items related to operating activities

Note 5 Main items related to operating activities

Items related to the statement of income

5.1 Net sales

Accounting principles

IFRS 15 requires identification of the performance obligations for the transfer of goods and services in each contract with customers. Revenue is recognized upon satisfaction of the performance obligations for the amounts that reflect the consideration to which TotalEnergies expects to be entitled in exchange for those goods and services.

Sales of goods

Revenues from sales are recognized when the control has been transferred to the buyer and the amount can be reasonably measured. Revenues from sales of crude oil and natural gas are recorded upon transfer of title, according to the terms of the sales contracts.

Revenues from the production of crude oil and natural gas properties, in which TotalEnergies has an interest with other producers, are recognized based on actual entitlement volumes sold over the period. Any difference between entitlement volumes and volumes sold, based on TotalEnergies net working interest, are recognized in the “Under-lifting” and “Over-lifting” accounts in the balance sheet and in operating expenses in the profit and loss.

Oil and gas delivered quantities that represent production royalties and taxes, when paid in cash, are included in revenues, except for the United States and Canada.

Certain transactions within the trading activities (contracts involving quantities that are purchased from third parties then resold to third parties) are shown at their net value in purchases, net of inventory variation. These transactions relate in particular to crude oil, petroleum products, gas, power and LNG.

Exchanges of crude oil and petroleum products realized  within trading activities are shown at their net value in both the statement of income and the balance sheet.

Sales of services

Revenues from services are recognized when the services have been rendered.

Revenues from gas transport are recognized when services are rendered. These revenues are based on the quantities transported and measured according to procedures defined in each service contract.

Shipping revenues and expenses from time-charter activities are recognized on a pro rata basis over a period that commences upon the unloading of the previous voyage and terminates upon the unloading of the current voyage. Shipping revenue recognition starts only when a charter has been agreed to by both TotalEnergies and the customer.

Income related to the distribution of electricity and gas is not recognized in revenues in certain countries because TotalEnergies acts as an agent in this transaction. In these countries, TotalEnergies is not responsible for the delivery and does not set the price of the service, because it can only pass on to the customer the amounts invoiced to it by the distributors.

Excise taxes

Excise taxes are rights or taxes which amount is calculated based on the quantity of oil and gas products put on the market. Excise taxes are determined by the states. They are paid directly to the customs and tax authorities and then invoiced to final customers by being included in the sales price.

The analysis of the criteria set by IFRS 15 led TotalEnergies to determine that it was acting as principal in these transactions. Therefore, sales are presented on a gross basis, including excise taxes collected by TotalEnergies within the course of its oil distribution operations. In addition, the subtotal “Revenue from Sales” is presented as an additional line item in the P&L and is obtained by deducting Excise tax expenses from Sales.

5.2 Operating expenses and research and development

Accounting principles

TotalEnergies applies IFRS 6 “Exploration for and Evaluation of Mineral Resources”. Oil and gas exploration and production properties and assets are accounted for in accordance with the Successful Efforts method.

Geological and geophysical costs, including seismic surveys for exploration purposes are expensed as incurred in exploration costs.

Costs of dry wells and wells that have not found proved reserves are charged to expense in exploration costs.

5.2.1 Operating expenses

For the year ended December 31,
(M$)	2022	2021	2020
Purchases, net of inventory variation (a) (b)	(169,448)	(118,622)	(77,486)
Exploration costs	(1,299)	(740)	(731)
Other operating expenses (c)	(29,789)	(26,894)	(25,538)
of which non-current operating liabilities (allowances) reversals	1,086	1,299	778
of which current operating liabilities (allowances) reversals	(188)	(30)	(77)
OPERATING EXPENSES	(200,536)	(146,256)	(103,755)
(a)	Includes taxes paid on oil and gas production in the Exploration & Production segment, amongst others, royalties.
(b)	TotalEnergies values under / over lifting at market value.
(c)

Principally composed of production and administrative costs (see in particular the payroll costs as detailed in Note 10 to the Consolidated Financial Statements “Payroll, staff and employee benefits obligations").

5.2.2 Research and development costs

Accounting principles Research costs are charged to expense as incurred. Development expenses are capitalized when the criteria of IAS 38 are met.

Research and development costs incurred by TotalEnergies in 2022 and booked in operating expenses (excluding depreciations) amount to $762 million ($824 million in 2021 and $895 million in 2020), corresponding to 0.27% of the sales. At constant foreign exchange rates, research and development costs increased by 4% in 2022.

The staff dedicated in 2022 to these research and development activities are estimated at 3,536 people (3,830 in 2021 and 4,088 in 2020).

5.3 Amortization, depreciation and impairment of tangible assets and mineral interests

The amortization, depreciation and impairment of tangible assets and mineral interests are detailed as follows:

For the year ended December 31,
(M$)	2022	2021	2020
Depreciation and impairment of tangible assets	(11,128)	(12,683)	(21,188)
Amortization and impairment of mineral assets	(1,093)	(873)	(1,076)
TOTAL	(12,221)	(13,556)	(22,264)

Items related to balance sheet

5.4 Working capital

5.4.1 Inventories

Accounting principles

Inventories are measured in the Consolidated Financial Statements at the lower of historical cost or market value. Costs for petroleum and petrochemical products are determined according to the FIFO (First-In, First-Out) method or weighted-average cost method and other inventories are measured using the weighted-average cost method.

In addition stocks held for trading are measured at fair value less cost to sell.

Refining & Chemicals

Petroleum product inventories are mainly comprised of crude oil and refined products. Refined products principally consist of gasoline, distillate and fuel produced by TotalEnergies' refineries. The turnover of petroleum products does not exceed two months on average.

Crude oil costs include raw material and receiving costs. Refining costs principally include crude oil costs, production costs (energy, labor, depreciation of producing assets) and an allocation of production overheads (taxes, maintenance, insurance, etc.).

Costs of chemical product inventories consist of raw material costs, direct labor costs and an allocation of production overheads. Start-up costs, general administrative costs and financing costs are excluded from the costs of refined and chemicals products.

Marketing & Services

The costs of products refined by TotalEnergies' entities include mainly raw materials costs, production costs (energy, labor, depreciation of producing assets), primary costs of transport and an allocation of production overheads (taxes, maintenance, insurance, etc.).

General administrative costs and financing costs are excluded from the cost price of refined products.

Product inventories purchased from entities external to TotalEnergies are valued at their purchase cost plus primary costs of transport.

Carbon dioxide emission rights generated as part of the EU Emission Trading scheme (EU ETS)

In the absence of a current IFRS standard or interpretation on accounting for emission rights of carbon dioxide generated as part of the EU Emission Trading scheme (EU ETS), the following principles are applied:

-    Emission rights are managed as a cost of production and as such are recognized in inventories:

●
Emission rights allocated for free are booked in inventories with a nil carrying amount;
●
Purchased emission rights are booked at acquisition cost;
●
Sales or annual surrender of emission rights result in decreases in inventories valued at weighted-average cost;
●
If the carrying amount of inventories at closing date is higher than the market value, an impairment loss is recorded.

-    If emission rights to be surrendered at the end of the compliance period are higher than emission rights (allocated and purchased), the shortage is accounted for as a liability at market value;

-    Forward transactions are recognized at their fair market value in the balance sheet. Changes in the fair value of such forward transactions are recognized in the statement of income.

Energy savings certificates

In the absence of current IFRS standards or interpretations on accounting for energy savings certificates (ESC), the following principles are applied:

-    If the obligations linked to the sales of energy are greater than the number of ESC’s held then a liability is recorded. These liabilities are valued based on the price of the last transactions;

-    In the event that the number of ESC’s held exceeds the obligation at the balance sheet date this is accounted for as inventory. Otherwise a valuation allowance is recorded ;

-    ESC inventories are valued at weighted-average cost (acquisition cost for those ESC’s acquired or cost incurred for those ESC’s generated internally).

If the carrying value of the inventory of certificates at the balance sheet date is higher than the market value, an impairment loss is recorded.

As of December 31, 2022		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	4,758	(47)	4,711
Refined products	6,386	(162)	6,224
Chemicals products	1,635	(93)	1,542
Trading inventories	6,672	–	6,672
Other inventories	4,797	(1,010)	3,787
TOTAL	24,248	(1,312)	22,936

As of December 31, 2021		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	3,221	(7)	3,214
Refined products	5,411	(50)	5,361
Chemicals products	1,519	(98)	1,421
Trading inventories	6,501	–	6,501
Other inventories	4,538	(1,083)	3,455
TOTAL	21,190	(1,238)	19,952

As of December 31, 2020		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	1,818	(1)	1,817
Refined products	3,913	(68)	3,845
Chemicals products	1,330	(102)	1,228
Trading inventories	5,130	–	5,130
Other inventories	3,824	(1,114)	2,710
TOTAL	16,015	(1,285)	14,730

Changes in the valuation allowance on inventories are as follows:

			Currency
	Valuation		translation	Valuation
For the year ended December 31,	allowance as of		adjustment and	allowance as of
(M$)	January 1,	Increase (net)	other variations	December 31,
2022	(1,238)	(121)	47	(1,312)
2021	(1,285)	(36)	83	(1,238)
2020	(1,174)	(85)	(26)	(1,285)

5.4.2 Accounts receivable and other current assets

As of December 31, 2022		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	25,204	(826)	24,378
Recoverable taxes	6,295	(32)	6,263
Other operating receivables	28,582	(293)	28,289
Prepaid expenses	1,455	–	1,455
Other current assets	63	–	63
Other current assets	36,395	(325)	36,070

As of December 31, 2021		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	22,776	(793)	21,983
Recoverable taxes	3,713	(54)	3,659
Other operating receivables	29,767	(214)	29,553
Prepaid expenses	1,879	–	1,879
Other current assets	53	–	53
Other current assets	35,412	(268)	35,144

As of December 31, 2020		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	14,899	(831)	14,068
Recoverable taxes	3,598	(67)	3,531
Other operating receivables	8,251	(208)	8,043
Prepaid expenses	1,801	–	1,801
Other current assets	53	–	53
Other current assets	13,703	(275)	13,428

Changes in the valuation allowance on “Accounts receivable” and “Other current assets” are as follows:

			Currency
	Valuation		translation	Valuation
	allowance as of		adjustments and	allowance as of
For the year ended December 31, (M$)	January 1,	Increase (net)	other variations	December 31,
Accounts receivable
2022	(793)	(98)	65	(826)
2021	(831)	(24)	62	(793)
2020	(674)	(107)	(50)	(831)
Other current assets
2022	(268)	(83)	26	(325)
2021	(275)	(10)	17	(268)
2020	(335)	37	23	(275)

As of December 31, 2022, the net portion of the overdue receivables included in “Accounts receivable” and “Other current assets” was $5,481 million, of which $3,328 million was due less than 90 days, $672 million was due between 90 days and 6 months, $571 million was due between 6 and 12 months and $910 million was due after 12 months.

As of December 31, 2021, the net portion of the overdue receivables included in "Accounts receivable" and "Other current assets" was $4,482 million, of which $2,844 million was due less than 90 days, $260 million was due between 90 days and 6 months, $556 million was due between 6 and 12 months and $823 million was due after 12 months.

As of December 31, 2020, the net portion of the overdue receivables included in “Accounts receivable” and “Other current assets” was $4,197 million, of which $2,140 million was due less than 90 days, $239 million was due between 90 days and 6 months, $553 million was due between 6 and 12 months and $1,265 million was due after 12 months.

5.4.3 Other creditors and accrued liabilities

As of December 31, (M$)	2022	2021	2020
Accruals and deferred income	737	3,744	842
Payable to States (including taxes and duties)	14,780	10,281	5,734
Payroll	1,572	1,481	1,587
Other operating liabilities	35,186	27,294	14,302
TOTAL	52,275	42,800	22,465

As of December 31, 2022, the heading “Other operating liabilities” notably includes the second quarterly interim dividend for the fiscal year 2022 for $1,857 million, which was paid in January 2023 and the third quarterly interim dividend for the fiscal year 2022 for $1,827 million, which will be paid in April 2023.

As of December 31, 2021, the heading “Other operating liabilities” notably included the second quarterly interim dividend for the fiscal year 2021 for $1,974 million, which was paid in January 2022 and the third quarterly interim dividend for the fiscal year 2021 for $1,948 million, which was paid in April 2022.

As of December 31, 2020, the heading "Other operating liabilities" notably included the second quarterly interim dividend for the fiscal year  2020 for $2,129 million, which was paid in January 2021 and the third quarterly interim dividend for the fiscal year 2020 for $2,149 million, which was paid in April 2021.

Items related to the cash flow statement

5.5 Cash flow from operating activities

Accounting principles

The Consolidated Statement of Cash Flows prepared in currencies other than dollar has been translated into dollars using the exchange rate on the transaction date or the average exchange rate for the period. Currency translation differences arising from the translation of monetary assets and liabilities denominated in foreign currency into dollars using the closing exchange rates are shown in the Consolidated Statement of Cash Flows under “Effect of exchange rates”. Therefore, the Consolidated Statement of Cash Flows will not agree with the figures derived from the Consolidated Balance Sheet.

The following table gives additional information on cash paid or received in the cash flow from operating activities.

Detail of interest, taxes and dividends

For the year ended December 31, (M$)	2022	2021	2020
Interests paid	(2,292)	(1,886)	(2,145)
Interests received	655	284	197
Income tax paid(a)	(14,486)	(4,508)	(2,858)
Dividends received	3,955	2,346	1,444
(a)	These amounts include taxes paid in kind under production-sharing contracts in exploration and production activities.

Detail of changes in working capital

For the year ended December 31, (M$)	2022	2021	2020
Inventories	(3,805)	(5,903)	2,274
Accounts receivable	(3,272)	(6,788)	4,818
Other current assets	(3,523)	(21,026)	3,374
Accounts payable	5,313	12,073	(5,355)
Other creditors and accrued liabilities	6,478	21,028	(3,242)
NET AMOUNT, DECREASE (INCREASE)	1,191	(616)	1,869

Detail of changes in provisions and deferred taxes

As of December 31, (M$)	2022	2021	2020
Accruals	2,177	(467)	350
Deferred taxes	2,417	1,429	(2,132)
TOTAL	4,594	962	(1,782)